Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Fund - 4.1%
iShares MSCI EAFE ETF (A)	539,852	$ 40,958,571

U.S. Equity Funds - 46.6%
iShares Core S&P 500 ETF	873,148	347,355,737
SPDR S&P 500 ETF Trust (A)	210,329	83,359,693
Vanguard Small-Cap ETF (A)	195,866	41,930,993

		472,646,423

U.S. Fixed Income Funds - 48.8%
iShares 20+ Year Treasury Bond ETF (A)	657,183	89,015,437
iShares Core U.S. Aggregate Bond ETF	785,640	89,429,401
Vanguard Total Bond Market ETF	3,740,558	316,900,074

		495,344,912

Total Exchange-Traded Funds (Cost $949,039,328)		1,008,949,906

OTHER INVESTMENT COMPANY - 10.4%
Securities Lending Collateral - 10.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (B)	105,390,741	105,390,741

Total Other Investment Company (Cost $105,390,741)		105,390,741

Principal	Value
REPURCHASE AGREEMENT - 0.1%

Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2021, to be repurchased at $1,332,060 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $1,358,722.

$ 1,332,060	$ 1,332,060

Total Repurchase Agreement (Cost $1,332,060)	1,332,060

Total Investments Excluding Options Purchased (Cost $1,055,762,129)	1,115,672,707
Total Options Purchased - 0.5% (Cost $13,300,423)	4,775,730

Total Investments (Cost $1,069,062,552)	1,120,448,437
Net Other Assets (Liabilities) - (10.5)%	(106,121,290)

Net Assets - 100.0%	$ 1,014,327,147

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,450.00	12/17/2021	USD	3,575,601	9	$170,370	$21,870
Put - S&P 500® Index	USD	2,500.00	12/17/2021	USD	3,972,890	10	202,080	26,500
Put - S&P 500® Index	USD	2,600.00	12/17/2021	USD	7,548,491	19	392,593	57,855
Put - S&P 500® Index	USD	2,650.00	12/17/2021	USD	7,151,202	18	387,444	59,940
Put - S&P 500® Index	USD	2,750.00	12/17/2021	USD	10,726,803	27	495,593	108,405
Put - S&P 500® Index	USD	2,800.00	12/17/2021	USD	43,701,790	110	1,752,534	469,700
Put - S&P 500® Index	USD	2,850.00	12/17/2021	USD	3,972,890	10	187,500	46,300
Put - S&P 500® Index	USD	2,900.00	12/17/2021	USD	43,304,501	109	1,935,892	558,625
Put - S&P 500® Index	USD	2,950.00	12/17/2021	USD	13,110,537	33	596,148	177,210
Put - S&P 500® Index	USD	3,000.00	12/17/2021	USD	47,277,391	119	2,179,785	691,390
Put - S&P 500® Index	USD	3,050.00	12/17/2021	USD	8,343,069	21	366,070	134,610
Put - S&P 500® Index	USD	3,100.00	12/17/2021	USD	34,961,432	88	1,878,464	600,160
Put - S&P 500® Index	USD	3,100.00	06/17/2022	USD	3,972,890	10	199,900	125,350
Put - S&P 500® Index	USD	3,150.00	12/17/2021	USD	7,548,491	19	331,558	142,880
Put - S&P 500® Index	USD	3,150.00	06/17/2022	USD	3,972,890	10	211,890	133,700
Put - S&P 500® Index	USD	3,200.00	12/17/2021	USD	3,575,601	9	162,783	71,955
Put - S&P 500® Index	USD	3,200.00	06/17/2022	USD	11,521,381	29	577,139	406,580
Put - S&P 500® Index	USD	3,250.00	06/17/2022	USD	6,753,913	17	353,660	254,150
Put - S&P 500® Index	USD	3,300.00	06/17/2022	USD	4,370,179	11	247,533	175,230
Put - S&P 500® Index	USD	3,350.00	06/17/2022	USD	3,575,601	9	189,747	153,720
Put - S&P 500® Index	USD	3,400.00	06/17/2022	USD	7,945,780	20	481,740	359,600

Total							$13,300,423	$4,775,730

Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,008,949,906	$—	$—	$1,008,949,906
Other Investment Company	105,390,741	—	—	105,390,741
Repurchase Agreement	—	1,332,060	—	1,332,060
Exchange-Traded Options Purchased	4,775,730	—	—	4,775,730

Total Investments	$1,119,116,377	$1,332,060	$—	$1,120,448,437

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $217,740,188, collateralized by cash collateral of $105,390,741 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $116,867,699. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 3